Liability in Respect of Government Grants	12 Months Ended
Dec. 31, 2023
Liability in Respect of Government Grants [Abstract]
Liability in respect of government grants

Note 11 – Liability in respect of government grants

	2022	2023
Balance as of January 1	1,988	1,986
Payment of royalties	(219)	(298)
Revaluation of the liability	217	469
Balance as of December 31	1,986	2,157

Current maturities in respect of government grants	494	262
Non-current liability in respect of government grants	1,492	1,895

Between the years 2014 to 2023, Nano Tech received several grants from the Israeli Innovation Authority (“IIA”), to finance development projects in an aggregate amount of up to $8,745, while the IIA share of financing the aforesaid amount was in a range of 30% to 85% of expenditures. As of December 31, 2023, Nano Tech received grants in the aggregate amount of $3,843. In consideration, Nano Tech undertook to pay the IIA royalties at the rate of 3%-3.5% of the future sales up to the amount of the grants received. The Group recognized a liability using a discount rate of 19%.